Note 6 - Stockholders' Equity (Details) - Stock Purchase Warrant Transactions (USD $)	9 Months Ended	12 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Warrants [Member]		May 14, 2013 Series B Warrants [Member]	Jan. 17, 2013 Series B Warrants [Member]	Jan. 31, 2013 Series B Warrants [Member]	Dec. 31, 2012 Series B Warrants [Member]		Dec. 31, 2012 Series C Warrants [Member]		Dec. 31, 2012 Other Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding (in Shares)	8,292,226	11,225,559	1,870,559				1,166,667
Outstanding (in Dollars per share)	$ 2.53	$ 2.06	$ 7.96
Exercisable at December 31, 2012 (in Shares)	8,292,226	8,290,376
Exercisable at December 31, 2012	$ 2.53	$ 2.44
Number of Shares (in Dollars)				$ 2,933,333	[1]				$ 2,933,333	[1]	$ 2,933,333	[1]	$ 612,001	[2]
Weighted Average Exercise Price				$ 1.00	[1]				$ 0.75	[1]	$ 1.00	[1]	$ 1.00	[2]
Exercised (in Shares)	(2,933,333)	0				1,166,666	1,766,667	1,766,667
Exercised	$ 0.56	$ 0
Forfeited or expired (in Shares)		(57,000)
Forfeited or expired		$ 7.00

[1]	See discussion under "Series A Convertible Preferred Stock" above.
[2]	See discussion under "Common Stock Transactions" above.